Background and basis of preparation	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Background and basis of preparation

Note 1. Background and basis of preparation

Corporate information

Einride AB (publ) (“Einride” or the “Company”), together with its subsidiaries, hereafter referred to as the “Company” or the “Group,” is a global leader within digital, electric, and electric autonomous road freight, providing technology solutions to shippers to optimize their road freight operations, improve asset utilization and reduce overall transportation costs. Founded in Sweden in 2016, the Group is transforming the road freight industry with its artificial intelligence (“AI”) and machine learning (“ML”) powered digital freight platform (“Saga”) and autonomous driving system (the “Einride Driver”).

Reporting Entity

Einride AB (publ) is a Swedish public limited liability company with its registered office in Sweden. The designation “(publ)” reflects the conversion to a Swedish public limited company in connection with the SPAC reverse merger transaction.

On June 9, 2026 (the “Closing Date”), the Company along with its wholly-owned subsidiary Einride Cayman Sub Limited (“Merger Sub”), a Cayman Islands exempted company, consummated the transactions contemplated by the Business Combination Agreement, dated as of November 12, 2025 (as amended on February 26, 2026, March 5, 2026 and April 17, 2026) (such transactions, collectively, the “Business Combination”), with Legato Merger Corp. III (“Legato III”), a Cayman Islands exempted company whose ordinary shares were listed on the NYSE American. Upon consummation of the Business Combination, the Company’s American Depositary Shares (“ADSs”) commenced trading on the Nasdaq Stock Market LLC under the symbol “ENRD”. The Business Combination was consummated through the following steps (the Merger described in step (II) below, together with the related recapitalization steps described in steps (I) and (III) below, constitute the “Reverse Recapitalization”; the transactions described in steps (IV) and (V) below closed concurrently with, and conditional upon, the Merger but are separate transactions that are accounted for separately, as described in Note 21):

I.	Prior to the Closing Date, the Company effected the following (i) it established a sponsored American depositary share facility with Deutsche Bank Trust Company Americas, each ADS representing one Company ordinary share (“Ordinary Share”). The Merger Consideration was delivered in the form of ADSs, (ii) the Company Derivative Exchange, under which all of the Company’s outstanding preference shares (its Series A, Series B and Series C preference shares), together with each other instrument convertible into or exercisable for the Company’s ordinary shares whose holder elected to convert, were exchanged for newly issued Company Ordinary Shares. Each instrument was exchanged for the net number of Ordinary Shares underlying it, determined on a net (cashless) basis immediately prior to the Merger, following which the preference shares and converted instruments were cancelled, leaving a single class of Ordinary Shares outstanding, and (iii) a stock split, such that the Company had 121,106,421 Ordinary Shares issued and outstanding immediately prior to the Closing Date (excluding restricted shares and de-SPAC compensation shares). The stock split factor was determined based on the equity value of USD 1,350 million, divided by the product of USD 10.90 multiplied by the number of Company Ordinary Shares outstanding immediately prior to the Merger;

II.	At the Closing Date, Legato III merged with and into Merger Sub (the “Merger”), with Merger Sub surviving the Merger as a direct, wholly owned subsidiary of Einride, and Legato III ceased to exist. As a result of the Merger, each issued and outstanding Legato III ordinary share (other than Excluded Shares, Legato Dissenting Shares and Legato III Redeeming Shares) was cancelled and automatically exchanged for one Einride Ordinary Share in the form of one ADS

III.	At the Closing Date, each Legato III Warrant outstanding immediately prior to the Merger was automatically converted into one Einride Warrant, with each whole Einride Warrant exercisable for one Einride Ordinary Share in the form of one ADS at an exercise price of USD 11.50 per share, on terms otherwise substantially identical to the original Legato III Warrants;

IV.	On February 26, 2026, the Company entered into the PIPE Subscription Agreements with the PIPE Investors for an aggregate purchase price of approximately USD 113.3 million. Substantially concurrently with and contingent upon the consummation of the Merger, the Company issued an aggregate of 14,188,891 ADSs to the PIPE Investors including (1,400,000 additional ADSs issued to a PIPE Investor as incentive consideration and 553,471 Founder Shares transferred from certain Initial Shareholders to a PIPE Investor) and warrants (the “PIPE Warrants”) to purchase an aggregate of 18,353,130 ADSs at an initial exercise price of USD 10.90 per ADS. The PIPE Subscription Agreements also provide for the contingent issuance of “Additional Warrants” to purchase an aggregate of 6,117,710 ADSs (if a PIPE Investor continues to hold at least 50% of its ADSs at the 24-month anniversary of Closing) and “Reset Warrants” (a price-reset, down-round feature triggered if the ADS VWAP is below USD 10.90 on the 21st trading day following the six-month anniversary of the effective date of the registration statement). The PIPE Financings are separate equity financing transactions entered into with parties other than Legato III; although their closing was conditioned upon the consummation of the Merger, they do not form part of the Reverse Recapitalization for accounting purposes. See Note 16 for further details; and

V.	Upon Closing, and in connection with the Business Combination, the Company issued 1,013,620 Ordinary Shares to a director (the “de-SPAC compensation shares”). The de-SPAC compensation shares were issued in respect of services provided under pre-existing agreements and are accounted for as equity-settled share-based payments under IFRS 2, recognized as an expense at Closing separately from the listing expense described in Note 21.

As described in Note 21, the Merger has been accounted for as the equivalent of Einride issuing shares for the net assets of Legato III. These condensed consolidated financial statements have been presented as a continuation of Einride. The prior-year figures as of December 31, 2025, and for the six months ended June 30, 2025, represent the financial position and results of Einride respectively.

Basis of preparation

The Unaudited Interim Condensed Consolidated Financial Statements (hereafter “interim financial statements”) have been prepared in accordance with IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (IASB).

The interim financial statements do not amount to full financial statements and do not include all the information and disclosure required for full annual financial statements. These should be read in conjunction with the Audited Consolidated Financial Statements of the Group (hereafter “annual financial statements”) for the year ended December 31, 2025, which have been prepared in accordance with IFRS® Accounting Standards as issued by the IASB.

These interim financial statements are presented in thousands of Swedish krona (SEK thousand) and rounded to the nearest thousand, unless otherwise stated. These interim financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value at the end of each reporting period.

Going concern

The Group incurred a net loss of SEK 1,118,055 thousand and net cash outflows from operating activities of SEK 536,712 thousand for the six months ended June 30, 2026, and expects to continue to incur losses over the next twelve months. The Group’s ability to continue as a going concern is dependent on securing additional funding to execute its business plan.

The Group has a track record of raising capital from both equity and debt investors, most recently $69 million of capital raised through the issuance of common shares in July and August 2025 to existing shareholders and $113.3 million of capital raised through the issuance of common shares in a Private Investment in Public Equity transaction as part of the de-SPAC transaction which closed in June 2026. The Group is actively pursuing further financing initiatives together with measures to manage its cost base and operating cash flows. The Board has a reasonable expectation that the Group will be able to secure the funding necessary to continue its operations.

However, the Group’s ability to raise additional financing depends on a number of factors outside its control, and there can be no assurance that such funding will be available on acceptable terms, or at all. Accordingly, these conditions indicate the existence of a material uncertainty that raises substantial doubt about the Group’s ability to continue as a going concern.

These interim condensed consolidated financial statements have been prepared on a going concern basis and do not include any adjustments that would result should the Group be unable to continue as a going concern.